Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000014890
Shareholder Report [Line Items]
Fund Name	DWS International Growth Fund
Class Name	Class A
Trading Symbol	SGQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 454,202,838
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,404,367
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

C000014893
Shareholder Report [Line Items]
Fund Name	DWS International Growth Fund
Class Name	Class C
Trading Symbol	SGQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%
AssetsNet	$ 454,202,838
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,404,367
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

C000070264
Shareholder Report [Line Items]
Fund Name	DWS International Growth Fund
Class Name	Institutional Class
Trading Symbol	SGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 454,202,838
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,404,367
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%

C000014895
Shareholder Report [Line Items]
Fund Name	DWS International Growth Fund
Class Name	Class S
Trading Symbol	SCOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$44	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 454,202,838
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,404,367
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	454,202,838
Number of Portfolio Holdings	87
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,404,367

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Information Technology	18%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	5%
Materials	4%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	17%
France	11%
United States	9%
Switzerland	9%
Canada	7%
Netherlands	6%
Japan	5%
Singapore	5%
United Kingdom	5%
China	5%
Other	20%

Ten Largest Equity Holdings

Holdings	29.9% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.7%
Brookfield Corp. (Canada)	3.3%
SAP SE (Germany)	3.2%
Allianz SE (Germany)	3.1%
Lonza Group AG (Switzerland)	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Deutsche Boerse AG (Germany)	3.0%
Spotify Technology SA (Sweden)	2.9%
Marsh & McLennan Companies, Inc. (United States)	2.3%
TotalEnergies SE (France)	2.3%